Trade and other payables - Summary of Trade and Other Payables, Amounts Falling Due within One Year (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019	[1]	Dec. 31, 2018	[1]
Trade and other current payables [abstract]
Trade payables	£ 10,206.5	£ 10,112.1
Deferred income	1,153.7	1,024.6
Payments due to vendors (earnout agreements)	57.8	143.4
Liabilities in respect of put option agreements with vendors	9.3	75.7
Fair value of derivatives	1.8	1.5
Share repurchases - close period commitments		252.3	[2]
Other creditors and accruals	2,430.6	2,578.5
Total	£ 13,859.7	£ 14,188.1		£ 15,021.9

[1]	Figures have been restated as described in the accounting policies.
[2]	During 2019, the Company entered into an arrangement with a third party to conduct share buybacks on its behalf in the close period commencing on 2 January 2020 and ending on 27 February 2020, in accordance with UK listing rules. The commitment resulting from this agreement constitutes a liability at 31 December 2019, which is included in Trade and other payables: amounts falling due within one year and has been recognised as a movement in equity. As the close period ended on 27 February 2020 the movement in other reserves has been reversed in the year ended 31 December 2020.